Fidelity Four-in-One Index Fund

Supplement to the
Fidelity® Four-in-One
Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None